Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful debt	$ 177,219	$ 90,495
Tax loss carry forwards	1,428,437	719,659
Excess marketing and advertising expense (15%)		10,687
Operating lease liabilities	67,121	86,057
Total deferred tax assets	1,672,777	906,898
Less: Valuation allowance	(1,600,774)	(806,319)
Total deferred tax assets, net of valuation allowance	$ 72,003	$ 100,579